INVESTMENT IN ASSOCIATE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of associates [abstract]
Disclosure of interests in associates
The following table summarizes the change in the carrying amount of the Company's investment in associate:

2018
Balance as at January 1, 2018	$—
Acquisition of interest in Leagold (Note 6)	140.5
Company's share of net earnings of Leagold	5.5
Balance as at December 31, 2018	$146.0
Details of the Company's investment in associate are as follows:

					As at December 31, 2018
Name of Associate	Principal activity	Measurement method	Country of incorporation	Principal place of business	% ownership interest	Quoted fair value (i)	Carrying amount
Leagold Mining Corporation (i)	Gold mining	Equity method	Canada	Brazil, Mexico	20.5%	$73.7	$146.0

(i)
On May 24, 2018, the Company completed the disposal of its 53.6% controlling interest in Brio Gold to Leagold. Pursuant to the terms of the sale, the Company received 20.5% of Leagold's issued and outstanding shares. Refer to Note 6: Divestitures. Earnings of Leagold have been included in the earnings of the Company since acquisition.

(ii)	The fair value of the Company's interest in Leagold, which is listed on the TSX, was based on the quoted market price at December 31, 2018, which is a Level 1 input in terms of IFRS 13.

Disclosure of reconciliation of summarised financial information
Summarized financial information in respect of the Company’s associate is set out below. The summarized financial information below represents amounts in the associate's consolidated financial statements prepared in accordance with IFRS, adjusted for fair value adjustments at acquisition and differences in accounting policies.

Summarized Consolidated Balance Sheet Information

As at December 31,	2018
Current assets	$190.0
Non-current assets	$852.2
Total assets	1,042.1
Current liabilities	142.4
Non-current liabilities	317.1
Total liabilities	$459.5
Net assets	$582.7
Company's share of net assets	119.5
Goodwill	26.5
Carrying Amount	$146.0

Summarized Consolidated Statement of Operations Information

For the period from May 24 to December 31,	2018
Revenue	$279.0
Net earnings	$26.8
Company's share of net earnings	$5.5